Supplemental guarantor financial information (Condensed consolidated income statement - AGAT/AICDC Notes) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Revenues and other income
Net gain on sale of assets	$ 78,157	$ 51,225	$ 99,698	$ 140,525
Other income (loss)	16,956	12,446	38,349	21,978
Total Revenues and other income	1,281,276	1,194,652	2,486,303	2,413,778
Expenses
Depreciation and amortization	419,093	417,734	844,942	840,447
Asset impairment	17,819	13,978	22,850	16,086
Interest expense	332,441	284,865	666,620	559,314
Leasing expenses	65,244	103,309	156,965	235,777
Selling, general and administrative expenses	64,543	85,272	131,416	171,054
Total Expenses	899,140	905,158	1,822,793	1,822,678
Income before income taxes and income of investments accounted for under the equity method	382,136	289,494	663,510	591,100
Provision for income taxes	(49,677)	(37,615)	(86,256)	(76,843)
Equity in net earnings of investments accounted for under the equity method	1,935	2,468	4,037	5,809
Net income	334,394	254,347	581,291	520,066
Net income attributable to non-controlling interest	(2,934)	(107)	(15,645)	(427)
Net income attributable to AerCap Holdings N.V.	331,460	254,240	565,646	519,639
AGAT/AICDC Notes
Revenues and other income
Lease revenue	1,186,000		2,348,000
Lease revenue		1,131,000		2,251,000
Net gain on sale of assets	78,000	52,000	100,000	141,000
Other income (loss)	17,000	12,000	38,000	22,000
Total Revenues and other income	1,281,000	1,195,000	2,486,000	2,414,000
Expenses
Depreciation and amortization	419,000	418,000	845,000	841,000
Asset impairment	18,000	14,000	23,000	16,000
Interest expense	333,000	285,000	667,000	559,000
Leasing expenses	65,000	103,000	157,000	236,000
Selling, general and administrative expenses	64,000	86,000	131,000	171,000
Total Expenses	899,000	906,000	1,823,000	1,823,000
Income before income taxes and income of investments accounted for under the equity method	382,000	289,000	663,000	591,000
Provision for income taxes	(49,000)	(38,000)	(86,000)	(77,000)
Equity in net earnings of investments accounted for under the equity method	1,000	3,000	4,000	6,000
Net income (loss) before income from subsidiaries	334,000	254,000	581,000	520,000
Income (loss) from subsidiaries	0	0	0	0
Net income	334,000	254,000	581,000	520,000
Net income attributable to non-controlling interest	3,000	0	15,000	0
Net income attributable to AerCap Holdings N.V.	331,000	254,000	566,000	520,000
AGAT/AICDC Notes | Reportable Legal Entities | AerCap Holdings N.V.
Revenues and other income
Lease revenue	0		0
Lease revenue		0		0
Net gain on sale of assets	0	0	0	0
Other income (loss)	16,000	22,000	31,000	35,000
Total Revenues and other income	16,000	22,000	31,000	35,000
Expenses
Depreciation and amortization	0	0	0	0
Asset impairment	0	0	0	0
Interest expense	0	0	0	0
Leasing expenses	0	0	0	0
Selling, general and administrative expenses	15,000	25,000	31,000	49,000
Total Expenses	15,000	25,000	31,000	49,000
Income before income taxes and income of investments accounted for under the equity method	1,000	(3,000)	0	(14,000)
Provision for income taxes	0	0	0	2,000
Equity in net earnings of investments accounted for under the equity method	0	0	0	0
Net income (loss) before income from subsidiaries	1,000	(3,000)	0	(12,000)
Income (loss) from subsidiaries	330,000	257,000	566,000	532,000
Net income	331,000	254,000	566,000	520,000
Net income attributable to non-controlling interest	0	0	0	0
Net income attributable to AerCap Holdings N.V.	331,000	254,000	566,000	520,000
AGAT/AICDC Notes | Reportable Legal Entities | Guarantors
Revenues and other income
Lease revenue	107,000		209,000
Lease revenue		71,000		127,000
Net gain on sale of assets	1,000	5,000	5,000	13,000
Other income (loss)	191,000	178,000	393,000	344,000
Total Revenues and other income	299,000	254,000	607,000	484,000
Expenses
Depreciation and amortization	46,000	31,000	90,000	56,000
Asset impairment	12,000	0	12,000	0
Interest expense	107,000	108,000	216,000	212,000
Leasing expenses	12,000	8,000	27,000	19,000
Selling, general and administrative expenses	34,000	36,000	68,000	73,000
Total Expenses	211,000	183,000	413,000	360,000
Income before income taxes and income of investments accounted for under the equity method	88,000	71,000	194,000	124,000
Provision for income taxes	(12,000)	(8,000)	(27,000)	(15,000)
Equity in net earnings of investments accounted for under the equity method	0	0	0	0
Net income (loss) before income from subsidiaries	76,000	63,000	167,000	109,000
Income (loss) from subsidiaries	279,000	187,000	433,000	457,000
Net income	355,000	250,000	600,000	566,000
Net income attributable to non-controlling interest	3,000	0	14,000	0
Net income attributable to AerCap Holdings N.V.	352,000	250,000	586,000	566,000
AGAT/AICDC Notes | Reportable Legal Entities | Non- Guarantors
Revenues and other income
Lease revenue	755,000		1,465,000
Lease revenue		654,000		1,325,000
Net gain on sale of assets	44,000	24,000	47,000	92,000
Other income (loss)	66,000	104,000	139,000	139,000
Total Revenues and other income	865,000	782,000	1,651,000	1,556,000
Expenses
Depreciation and amortization	261,000	242,000	519,000	489,000
Asset impairment	6,000	14,000	8,000	16,000
Interest expense	315,000	278,000	639,000	536,000
Leasing expenses	29,000	68,000	77,000	154,000
Selling, general and administrative expenses	64,000	78,000	129,000	151,000
Total Expenses	675,000	680,000	1,372,000	1,346,000
Income before income taxes and income of investments accounted for under the equity method	190,000	102,000	279,000	210,000
Provision for income taxes	(24,000)	(15,000)	(35,000)	(30,000)
Equity in net earnings of investments accounted for under the equity method	1,000	3,000	4,000	6,000
Net income (loss) before income from subsidiaries	167,000	90,000	248,000	186,000
Income (loss) from subsidiaries	(252,000)	(177,000)	(398,000)	(443,000)
Net income	(85,000)	(87,000)	(150,000)	(257,000)
Net income attributable to non-controlling interest	0	0	1,000	0
Net income attributable to AerCap Holdings N.V.	(85,000)	(87,000)	(151,000)	(257,000)
AGAT/AICDC Notes | Reportable Legal Entities | AerCap Global Aviation Trust
Revenues and other income
Lease revenue	324,000		674,000
Lease revenue		406,000		799,000
Net gain on sale of assets	33,000	23,000	48,000	36,000
Other income (loss)	176,000	192,000	355,000	371,000
Total Revenues and other income	533,000	621,000	1,077,000	1,206,000
Expenses
Depreciation and amortization	112,000	145,000	236,000	296,000
Asset impairment	0	0	3,000	0
Interest expense	236,000	258,000	471,000	442,000
Leasing expenses	24,000	27,000	53,000	63,000
Selling, general and administrative expenses	17,000	29,000	36,000	57,000
Total Expenses	389,000	459,000	799,000	858,000
Income before income taxes and income of investments accounted for under the equity method	144,000	162,000	278,000	348,000
Provision for income taxes	(18,000)	(21,000)	(35,000)	(44,000)
Equity in net earnings of investments accounted for under the equity method	0	0	0	0
Net income (loss) before income from subsidiaries	126,000	141,000	243,000	304,000
Income (loss) from subsidiaries	139,000	77,000	196,000	152,000
Net income	265,000	218,000	439,000	456,000
Net income attributable to non-controlling interest	0	0	0	0
Net income attributable to AerCap Holdings N.V.	265,000	218,000	439,000	456,000
AGAT/AICDC Notes | Reportable Legal Entities | AerCap Ireland Capital Designated Activity Company
Revenues and other income
Lease revenue	0		0
Lease revenue		0		0
Net gain on sale of assets	0	0	0	0
Other income (loss)	1,000	(1,000)	1,000	2,000
Total Revenues and other income	1,000	(1,000)	1,000	2,000
Expenses
Depreciation and amortization	0	0	0	0
Asset impairment	0	0	0	0
Interest expense	42,000	42,000	89,000	79,000
Leasing expenses	0	0	0	0
Selling, general and administrative expenses	0	0	0	0
Total Expenses	42,000	42,000	89,000	79,000
Income before income taxes and income of investments accounted for under the equity method	(41,000)	(43,000)	(88,000)	(77,000)
Provision for income taxes	5,000	6,000	11,000	10,000
Equity in net earnings of investments accounted for under the equity method	0	0	0	0
Net income (loss) before income from subsidiaries	(36,000)	(37,000)	(77,000)	(67,000)
Income (loss) from subsidiaries	265,000	218,000	439,000	456,000
Net income	229,000	181,000	362,000	389,000
Net income attributable to non-controlling interest	0	0	0	0
Net income attributable to AerCap Holdings N.V.	229,000	181,000	362,000	389,000
AGAT/AICDC Notes | Eliminations
Revenues and other income
Lease revenue	0		0
Lease revenue		0		0
Net gain on sale of assets	0	0	0	0
Other income (loss)	(433,000)	(483,000)	(881,000)	(869,000)
Total Revenues and other income	(433,000)	(483,000)	(881,000)	(869,000)
Expenses
Depreciation and amortization	0	0	0	0
Asset impairment	0	0	0	0
Interest expense	(367,000)	(401,000)	(748,000)	(710,000)
Leasing expenses	0	0	0	0
Selling, general and administrative expenses	(66,000)	(82,000)	(133,000)	(159,000)
Total Expenses	(433,000)	(483,000)	(881,000)	(869,000)
Income before income taxes and income of investments accounted for under the equity method	0	0	0	0
Provision for income taxes	0	0	0	0
Equity in net earnings of investments accounted for under the equity method	0	0	0	0
Net income (loss) before income from subsidiaries	0	0	0	0
Income (loss) from subsidiaries	(761,000)	(562,000)	(1,236,000)	(1,154,000)
Net income	(761,000)	(562,000)	(1,236,000)	(1,154,000)
Net income attributable to non-controlling interest	0	0	0	0
Net income attributable to AerCap Holdings N.V.	$ (761,000)	$ (562,000)	$ (1,236,000)	$ (1,154,000)